Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.7%)
New York (97.4%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	4.750%	6/1/2054	1,200	1,143
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2042	1,000	1,139
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2043	2,250	2,527
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2044	2,500	2,774
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2045	2,375	2,599
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2050	3,805	4,060
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	5,460	5,843
[1]	Amherst Development Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2042	1,130	1,131
	Babylon NY GO	2.375%	12/1/2028	1,000	988
	Babylon NY GO	2.375%	12/1/2029	1,025	1,007
	Babylon NY GO	2.625%	12/1/2030	1,050	1,043
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	1,415	1,616
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2044	585	659
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	7,280	7,752
	Battery Park City Authority Miscellaneous Revenue	5.250%	11/1/2055	17,785	19,198
	Blind Brook-Rye Union Free School District GO	2.250%	10/15/2033	2,000	1,862
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	650	729
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,000	1,099
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/2040	2,000	1,912
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	7,600	7,266
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/2031	675	685
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/2029	375	379
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2030	5,990	6,079
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/2043	1,225	1,006
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2031	10,890	9,130
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2032	2,150	1,738
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	5,615	4,363
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2034	3,315	2,473
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2035	2,490	1,780
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2045	5,735	2,257
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2046	3,430	1,265
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,035	1,054
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2036	3,655	3,692
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2041	3,450	3,345
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2047	4,570	4,000
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2035	3,200	3,142
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2037	865	826
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2045	5,865	4,777
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2050	5,500	3,993
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	4.000%	4/1/2050	2,000	1,818
	Buffalo & Erie County Industrial Land Development Corp. College & University Revenue (Canisius University Project)	6.375%	5/1/2055	3,000	3,164
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/2035	15	15
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/2036	3,000	3,192
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2031	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2036	400	395
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.000%	7/1/2035	550	573
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.625%	7/1/2045	1,000	1,014
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	1,300	1,316
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2042	3,600	3,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2062	5,050	4,965
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2035	610	663
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2052	4,795	4,855
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2057	3,000	3,026
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2062	2,000	2,012
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2031	2,835	2,816
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2041	3,750	3,441
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2051	10,175	8,117
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	3,450	2,652
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/2031	2,595	2,453
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/2036	565	543
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/2041	600	551
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2036	1,660	1,810
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2037	1,475	1,600
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2042	1,175	1,169
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2043	880	865
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2044	1,000	971
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.250%	6/15/2045	550	557
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.500%	6/15/2050	1,250	1,254
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.500%	6/15/2055	1,000	991
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.750%	6/15/2060	1,310	1,322
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2029	1,890	1,891
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2033	2,910	2,912
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/2045	185	153
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/2039	2,045	1,955
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/2049	3,410	2,849
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	1,805	1,809
[3]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2031	4,715	4,725
[3]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2055	3,000	3,024
[3]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2065	7,505	7,530
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.000%	12/1/2041	1,640	1,818
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.375%	12/1/2046	2,015	2,192
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.500%	12/1/2051	4,650	4,954
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.500%	12/1/2056	5,800	6,153
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/2026	85	86
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/2027	75	77
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	3.000%	7/1/2039	550	521
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/2044	975	933
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/2049	470	423
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/2031	1,455	1,379
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	1.970%	3/5/2026	6,110	6,110
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.500%	7/1/2040	1,100	1,151
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.750%	7/1/2043	2,100	2,184
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	5.000%	7/1/2046	900	936
[3]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	2.050%	3/2/2026	58,100	58,100
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2040	4,220	4,346
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2028	600	636
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2029	500	543
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2052	7,500	7,628
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2042	3,470	3,907
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2043	4,290	4,740
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	300	302
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	805	811
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	950	957
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	500	504
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	250	262
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	605	609
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	220	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	950	956
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	1,170	1,225
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	1,305	1,313
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	450	470
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	1,290	1,298
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	1,400	1,460
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2034	1,390	1,447
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2036	145	146
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2033	565	582
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2034	275	283
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2035	1,200	1,233
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	8,385	8,523
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	101
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	1,810	1,700
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	570	532
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,805	1,708
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	5,005	4,497
[1]	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	1,000	943
	East Hampton NY GO	2.125%	8/15/2035	1,000	889
	East Meadow Union Free School District GO	2.000%	6/15/2036	1,110	956
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	4,200	4,446
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	3,500	3,642
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	1,000	1,036
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	2,830	3,107
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	2,885	2,945
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	2,050	1,897
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	11,195	12,167
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,830	2,973
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	1,255	1,357
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	2,000	2,151
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	5,900	6,192
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	3,750	3,665
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	4,000	3,057
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	1,800	1,376
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	1,000	746
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2052	1,500	1,401
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	10,200	11,404
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2043	5,875	6,430
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2050	2,415	2,530
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	2,640	2,744
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	6,710	6,960
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	505	521
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	1,340	1,440
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2040	925	992
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	3,065	3,276
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	5,000	4,509
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	10,320	10,072
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	2,500	2,408
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	5,245	5,015
[4]	Freddie Mac Pool	3.310%	1/1/2028	1,000	994
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	2,480	2,554
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	3,780	3,947
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/2042	500	509
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2029	400	429
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2030	200	219
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2032	250	277
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/2034	350	371
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	4.000%	2/1/2039	1,800	1,808
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2039	460	468
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2040	1,430	1,444
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2041	555	558
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2027	1,740	1,783
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	1,775	1,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2030	1,340	1,376
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2031	600	615
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2032	370	379
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2034	810	827
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2037	1,890	1,922
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2038	435	442
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2038	870	893
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2039	1,350	1,369
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	29,950	30,471
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	1,275	1,247
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	3,000	3,043
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	4,000	2,850
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/2042	1,000	849
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/2047	1,875	1,437
	Kings Park Central School District GO	2.400%	7/15/2029	1,495	1,469
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2027	15,905	15,372
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,285	2,421
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,150	2,273
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	2,315	2,427
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	2,150	2,268
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2039	750	781
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	5,000	5,265
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2040	4,250	3,920
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	4,000	4,597
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	7,500	7,699
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	3,225	3,555
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	4,000	4,502
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	2,795	2,972
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2050	9,650	10,345
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	6,540	6,847
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2054	990	1,053
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	14,415	14,322
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	3,895	3,992
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	6,035	6,087
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	3,820	3,838
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	4,350	4,388
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2032	75	78
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.125%	11/15/2033	1,045	1,046
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	10,100	10,263
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.500%	11/15/2034	1,000	1,004
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2034	1,055	1,074
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2036	2,930	2,979
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.000%	11/15/2039	600	529
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2040	400	408
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	15,940	16,241
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	910	934
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2043	9,615	9,635
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	1,000	1,106
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	1,165	1,273
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	520	568
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	700	756
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	850	901
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2046	1,000	969
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	6,025	6,356
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	1,300	1,213
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,410	2,520
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	9,490	9,897
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	14,395	13,336
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	7,695	8,171
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	11,095	9,876
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	1,210	1,013
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	2,240	2,147
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,650	1,741
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	6,695	6,084
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	500	413
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	5,500	5,657
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	500	398
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	5,000	5,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	3,760	4,420
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	2,870	3,422
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	4,015	3,761
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	2,500	2,927
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	2,910	2,702
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	3,665	4,167
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5,000	5,757
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2038	700	609
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	1,250	1,410
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	2,270	2,532
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	1,685	1,508
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	1,930	2,145
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	2,000	2,244
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,900	2,878
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,755	2,728
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	1,575	1,731
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	2,000	2,217
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	2,530	2,491
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,800	1,759
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	5,000	5,262
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	7,000	6,739
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	8,270	7,962
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	1,000	970
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	10,500	10,972
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,840	1,980
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,725	2,554
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	3,745	3,511
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	1,000	958
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	1,330	1,215
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	2,400	2,202
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,000	4,719
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	5,000	5,202
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	5,675	6,138
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	1,285	1,153
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	8,360	7,839
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	1,480	1,339
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	2,600	2,319
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	9,710	10,238
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	4,790	4,211
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2053	680	592
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2054	1,000	900
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	6,125	6,416
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	2,775	3,006
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.000%	3/5/2026	6,000	6,000
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	2.000%	3/2/2026	6,200	6,200
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	1.750%	3/5/2026	12,780	12,780
	Middle Country Central School District at Centereach GO	3.000%	8/15/2032	3,250	3,251
	Monroe County Industrial Development Corp. College & University Revenue	5.000%	10/1/2031	925	949
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/2044	11,458	12,000
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,062
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,062
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College of Rochester Project)	5.000%	10/1/2032	860	881
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College of Rochester Project)	4.000%	10/1/2047	1,205	1,033
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2043	1,810	1,950
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.250%	6/1/2049	1,275	1,353
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2036	1,000	1,028
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	16,760	15,634
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	190	193
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2029	100	108
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2030	100	109
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2032	535	579

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2034	1,000	1,072
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2036	2,800	2,830
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2037	3,880	3,510
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2040	6,430	5,515
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	10,135	8,973
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/2032	100	101
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/2033	300	299
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/2035	100	99
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,508
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,690	1,699
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,565	1,572
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,750	1,757
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,003
[2,3]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	2.080%	3/5/2026	9,330	9,330
	Nassau County NY GO	5.000%	10/1/2036	5,685	5,902
	Nassau County NY GO	4.000%	4/1/2040	1,525	1,567
	Nassau County NY GO	5.000%	4/1/2041	1,500	1,680
	Nassau County NY GO	5.000%	4/1/2042	1,500	1,665
	Nassau County NY GO	5.000%	4/1/2043	1,220	1,341
	Nassau County NY GO	4.000%	4/1/2051	2,000	1,879
	Nassau County NY GO	4.000%	4/1/2054	5,000	4,624
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2041	2,245	2,393
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2036	3,100	3,305
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2037	2,850	3,026
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2040	1,960	2,241
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	1,555	1,766
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	1,215	1,364
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/2045	1,500	1,234
[5]	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	1.820%	3/4/2026	9,340	9,340
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/2028	1,720	1,720
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/2028	2,710	2,712
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/2029	2,950	2,958
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/2029	1,415	1,419
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/2030	1,110	1,114
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/2030	1,695	1,701
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2030	3,000	3,002
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/2031	500	460
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/2031	1,125	1,129
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2031	940	938
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/2031	1,435	1,435
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/2032	1,700	1,555
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/2033	545	545
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/2034	760	755
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/2035	750	656
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2036	2,000	1,738
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2036	4,510	3,975
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/2037	2,100	1,961
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/2038	1,185	1,230
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2039	1,090	950
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2039	3,920	3,683
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/2040	1,200	963
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/2040	3,640	3,023
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/2040	2,045	2,160
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	500	393
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	7,000	5,502
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.450%	8/1/2043	1,000	1,016
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2044	12,245	10,540
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.350%	11/1/2044	2,000	2,014
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/2045	890	661
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	9,000	6,734
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2045	1,700	1,772
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.050%	11/1/2045	250	262
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2046	2,000	1,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/2046	4,000	2,926
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/2047	3,260	2,575
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	7,425	6,850
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/2049	3,210	2,754
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2049	3,365	3,114
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2050	3,800	3,087
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/2050	4,300	2,967
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/2050	3,625	2,597
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/2051	5,000	3,487
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/2051	1,000	696
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/2051	11,900	9,026
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/2051	1,000	663
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/2052	1,000	801
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/2054	5,100	3,778
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/2054	5,465	4,627
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2055	1,500	997
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2055	4,070	2,940
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	11/1/2055	750	768
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/2056	1,080	736
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/2056	2,000	1,286
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2059	10,870	8,361
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/2060	2,500	1,597
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/2061	2,000	1,227
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	2,990	3,088
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	6,250	6,253
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	2,000	2,027
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	10,710	10,839
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	5,800	5,901
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	3,605	3,681
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	8,595	8,618
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	1,290	1,305
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	1,965	1,989
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	4,305	4,401
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	2,480	2,546
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	2,415	2,371
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	12,685	12,862
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	1,545	1,556
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	3,515	3,539
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.900%	3/4/2026	450	450
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.750%	3/5/2026	3,700	3,700
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.750%	3/5/2026	700	700
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.850%	3/5/2026	350	350
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2033	6,160	6,196
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2034	3,255	3,262
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2035	1,705	1,697
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2036	3,000	2,959
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	5,585	5,449
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	3,640	2,941
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2039	5,045	4,739
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	3,665	3,354
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	9,855	7,841
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	750	823
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	1,840	1,946
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2032	2,780	2,930
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	590	499
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	4,000	3,827
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	2,565	2,430
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	3,035	2,979
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	7,750	7,487
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	10,995	8,249
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	19,243	14,112
[2]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/2029	625	608
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2034	5,285	4,102
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2035	4,450	3,310
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2040	595	342
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2041	660	357
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2047	270	99
[3]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.000%	3/2/2026	4,245	4,245
[3]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.070%	3/2/2026	5,165	5,165

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	6,000	7,311
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	3,055	3,146
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	2,250	2,679
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	12,500	12,858
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	3,700	4,363
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	5,500	5,894
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,900	4,208
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	1,100	1,176
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	10,130	10,503
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,500	3,741
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	4,690	4,745
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	4,000	3,916
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	1,375	1,522
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	6,535	5,530
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	3,400	3,631
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	3,005	3,344
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	11,620	11,503
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	780	805
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	2,920	3,108
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	1,700	1,826
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	14,410	12,302
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	2,120	1,841
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	2,000	2,118
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	1,000	954
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	500	477
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,200	905
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,125	848
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	2,250	2,116
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	5,000	5,282
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	2,000	1,490
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	5,000	5,243
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	22,695	20,954
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	14,500	15,202
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	2,215	2,338
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2053	440	457
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	12,760	13,491
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	4,040	4,296
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	7,250	6,710
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2054	2,750	2,646
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	7,335	7,747
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	10,000	10,592
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	23,040	24,112
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	25,425	27,079
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	15,000	16,018
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	7,000	7,332
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	12,500	13,370
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	11,670	12,751
New York City Municipal Water Finance Authority Water Revenue VRDO	2.000%	3/2/2026	5,115	5,115
New York City Municipal Water Finance Authority Water Revenue VRDO	1.750%	3/5/2026	24,230	24,230
New York City Municipal Water Finance Authority Water Revenue VRDO	1.860%	3/5/2026	1,545	1,545
New York City Municipal Water Finance Authority Water Revenue VRDO	1.880%	3/5/2026	11,000	11,000
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	2,820	3,009
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	5,000	5,281
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	5,000	5,158
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	4,000	4,216
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2038	2,500	2,424
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2040	4,470	4,510
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2046	750	723
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2047	1,840	1,435
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	1,910	2,036
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	2,500	2,660
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,000	3,185
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	5,000	5,308
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	8,000	8,433
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	575	606
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2038	3,000	3,156
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	17,795	18,431
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	19,985	20,699
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	12,205	12,555
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	7,510	6,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	725	639
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	8,610	9,981
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	2,945	3,390
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	3,500	4,029
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	1,830	2,082
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	3,500	3,982
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	1,805	2,027
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	2,330	2,617
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	2,100	2,282
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,805	1,984
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	2,365	2,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	1,315	1,462
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	490	550
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	4,385	5,016
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,000	1,153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,370	1,592
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,500	6,461
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,000	5,874
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	1,525	1,785
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	5,500	5,623
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	2,750	2,911
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	2,010	2,114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	2,300	2,350
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	2,500	2,616
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	4,000	4,560
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	9,495	10,112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	2,310	2,719
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	6,015	5,717
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	690	719
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	1,000	1,046
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,520	1,758
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	4,810	5,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	490	450
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	1,090	1,133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,123
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	1,870	2,153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	4,255	4,963
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	3,000	3,086
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	465	483
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	2,000	2,310
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	4,965	5,086
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,500	2,843
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	5,000	5,145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	3,000	3,147
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	2,320	2,360
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	17,290	18,053
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	1,415	1,569
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	10,110	10,599
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	2,275	2,309
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	535	598
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	1,635	1,868
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	415	423
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	3,325	3,657
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	1,215	1,381
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,770	1,954
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,630	2,952
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,000	1,122
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	5,000	4,599
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	10,715	11,006
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	1,890	2,154
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	2,065	2,330
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	1,760	1,930
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	2,520	2,809
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	3,050	3,433
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	3,500	3,882
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	5,000	5,565
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	2,165	2,418
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	1,695	1,845
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,125	2,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,600	2,897
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	4,000	4,453
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	540	575
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	3,445	3,796
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,800	3,079
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	3,645	4,024
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	2,465	2,684
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	2,040	1,986
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	4,765	4,639
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	2,885	2,810
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	2,400	2,336
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	2,120	2,313
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2045	3,900	4,273
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	3,475	3,744
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	5,855	4,669
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	2,000	1,920
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	1,240	1,326
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,515	2,706
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	2,000	2,108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	1,855	2,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	1,660	1,736
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	3,690	3,941
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	1,695	1,816
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	6,810	7,341
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,200	918
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,760	4,477
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	3,800	4,084
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2050	7,290	8,017
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	9,290	10,197
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,735	1,589
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	6,190	5,671
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	3,840	3,495
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	10,000	9,190
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2052	5,000	5,351
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	6,425	6,866
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2053	9,250	9,667
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	8,255	7,379
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	5,000	5,430
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	5,000	5,314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	14,000	14,918
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2055	6,500	6,944
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.000%	3/2/2026	4,440	4,440
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.000%	3/2/2026	2,815	2,815
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.000%	3/2/2026	4,780	4,780
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.000%	3/2/2026	2,490	2,490
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.860%	3/5/2026	12,305	12,305
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.860%	3/5/2026	1,000	1,000
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2029	350	385
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2031	1,020	1,121
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	490	530
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2037	2,255	2,417
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2038	2,070	2,212
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2039	605	645
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2041	6,000	3,079
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2044	11,075	4,740
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	6,365	1,924
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/2035	5,595	5,712
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/2041	585	586
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/2042	405	405
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	35,000	37,544
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	13,000	11,354
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	8,000	6,111
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	3,600	2,685
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	3,905	3,130
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	6,610	6,622
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/2037	8,306	10,228
[3]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/2044	7,000	7,011
[7]	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	15,325	14,592
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	13,025	12,335
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	11,280	10,630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	3,175	2,519
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,170	1,041
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,120	1,004
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,205	1,080
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	14,000	10,933
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	1,000	917
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/2034	4,000	3,642
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/2035	3,750	3,404
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	5,040	4,560
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	10,900	9,004
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	1,000	835
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	17,025	13,129
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	3,180	2,482
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	3,780	2,950
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	12,960	9,565
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	8,150	6,073
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/2035	5,000	5,992
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.650%	10/1/2034	750	713
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	275	238
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	1,500	1,300
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/2038	1,295	1,281
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.100%	10/1/2040	2,300	2,330
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/2041	1,250	1,011
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/2043	3,150	3,090
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2043	1,500	1,516
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/2043	3,000	3,076
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/2044	1,350	1,126
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/2044	5,000	5,034
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/2045	5,000	3,801
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/2045	2,375	2,359
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.550%	10/1/2045	2,500	2,531
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/2047	3,490	2,654
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2047	480	480
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/2048	5,645	5,115
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	985	1,028
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	4,535	4,496
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	6,180	6,189
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.000%	10/1/2055	2,245	2,539
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.750%	3/4/2026	6,840	6,840
	New York NY GO	5.000%	8/1/2028	2,260	2,414
	New York NY GO	5.000%	8/1/2028	5,000	5,341
	New York NY GO	5.000%	8/1/2029	5,195	5,470
	New York NY GO	5.000%	8/1/2029	3,000	3,286
	New York NY GO	5.000%	8/1/2029	3,400	3,724
	New York NY GO	5.000%	8/1/2029	1,000	1,095
	New York NY GO	5.000%	12/1/2029	1,360	1,462
	New York NY GO	5.000%	8/1/2030	4,000	4,210
	New York NY GO	5.000%	4/1/2031	1,155	1,306
	New York NY GO	5.000%	8/1/2031	1,440	1,514
	New York NY GO	5.000%	8/1/2031	3,000	3,337
	New York NY GO	5.000%	8/1/2031	4,000	4,550
	New York NY GO	5.000%	1/1/2032	2,000	2,141
	New York NY GO	5.000%	4/1/2032	1,895	2,179
	New York NY GO	5.000%	8/1/2032	1,250	1,339
	New York NY GO	5.000%	8/1/2032	3,735	3,924
	New York NY GO	5.000%	12/1/2032	1,240	1,328
	New York NY GO	3.250%	3/1/2033	3,000	3,029
	New York NY GO	5.000%	3/1/2033	3,135	3,643
	New York NY GO	5.000%	4/1/2033	2,140	2,490
	New York NY GO	5.000%	8/1/2033	1,000	1,069
	New York NY GO	5.000%	8/1/2033	5,000	5,843
	New York NY GO	5.000%	8/1/2033	3,325	3,886
	New York NY GO	5.000%	8/1/2033	6,000	7,012
	New York NY GO	5.000%	2/1/2034	5,000	5,873
	New York NY GO	5.000%	8/1/2034	2,260	2,412
	New York NY GO	5.000%	8/1/2034	8,135	9,606
	New York NY GO	3.000%	3/1/2035	3,145	3,141
	New York NY GO	4.000%	8/1/2035	1,830	1,910
	New York NY GO	5.000%	8/1/2035	2,000	2,190
	New York NY GO	4.000%	10/1/2035	2,085	2,157

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	2/1/2036	2,380	2,821
New York NY GO	4.000%	3/1/2036	1,500	1,554
New York NY GO	4.000%	4/1/2036	4,950	5,151
New York NY GO	3.000%	8/1/2036	760	758
New York NY GO	4.000%	8/1/2036	1,385	1,437
New York NY GO	5.000%	8/1/2036	4,500	5,232
New York NY GO	5.000%	10/1/2036	5,000	5,172
New York NY GO	5.000%	10/1/2036	2,590	2,781
New York NY GO	5.000%	2/1/2037	6,000	7,038
New York NY GO	5.000%	3/1/2037	7,500	7,841
New York NY GO	5.000%	3/1/2037	1,560	1,792
New York NY GO	5.000%	4/1/2037	3,575	3,743
New York NY GO	4.000%	8/1/2037	8,180	8,439
New York NY GO	4.000%	8/1/2037	2,500	2,596
New York NY GO	5.000%	8/1/2037	5,705	6,618
New York NY GO	5.000%	12/1/2037	735	747
New York NY GO	5.000%	2/1/2038	5,115	5,930
New York NY GO	4.000%	3/1/2038	5,240	5,406
New York NY GO	5.000%	3/1/2038	7,500	7,821
New York NY GO	5.000%	3/1/2038	2,000	2,142
New York NY GO	5.000%	4/1/2038	1,000	1,044
New York NY GO	4.000%	8/1/2038	2,760	2,848
New York NY GO	5.000%	8/1/2038	2,710	2,916
New York NY GO	5.000%	10/1/2038	6,500	6,707
New York NY GO	5.000%	10/1/2038	2,910	3,104
New York NY GO	5.000%	3/1/2039	6,360	6,618
New York NY GO	5.000%	3/1/2039	3,000	3,201
New York NY GO	4.000%	8/1/2039	2,865	2,941
New York NY GO	5.000%	10/1/2039	2,220	2,363
New York NY GO	5.000%	10/1/2039	8,910	9,177
New York NY GO	5.250%	10/1/2039	1,000	1,124
New York NY GO	5.000%	12/1/2039	3,485	3,671
New York NY GO	5.250%	5/1/2040	2,500	2,784
New York NY GO	4.000%	8/1/2040	5,000	5,057
New York NY GO	4.000%	8/1/2040	150	153
New York NY GO	4.000%	8/1/2040	9,400	9,592
New York NY GO	5.000%	8/1/2040	1,500	1,674
New York NY GO	5.000%	2/1/2041	3,000	3,390
New York NY GO	3.000%	3/1/2041	11,545	10,261
New York NY GO	5.000%	3/1/2041	1,345	1,393
New York NY GO	4.000%	8/1/2041	1,170	1,184
New York NY GO	4.000%	8/1/2041	1,825	1,852
New York NY GO	5.000%	8/1/2041	1,000	1,109
New York NY GO	3.000%	10/1/2041	3,100	2,760
New York NY GO	5.000%	10/1/2041	2,100	2,377
New York NY GO	5.250%	10/1/2041	1,070	1,191
New York NY GO	5.000%	12/1/2041	5,950	6,241
New York NY GO	5.000%	3/1/2042	2,000	2,138
New York NY GO	4.000%	4/1/2042	8,000	8,048
New York NY GO	5.250%	5/1/2042	2,500	2,743
New York NY GO	5.000%	8/1/2042	1,000	1,099
New York NY GO	5.000%	8/1/2042	1,740	1,954
New York NY GO	5.250%	9/1/2042	6,240	6,877
New York NY GO	5.000%	10/1/2042	8,350	8,822
New York NY GO	5.000%	10/1/2042	3,040	3,403
New York NY GO	5.250%	10/1/2042	2,250	2,482
New York NY GO	5.000%	3/1/2043	6,655	6,966
New York NY GO	5.000%	3/1/2043	3,180	3,374
New York NY GO	5.000%	4/1/2043	1,780	1,836
New York NY GO	5.250%	4/1/2043	11,815	12,991
New York NY GO	5.000%	8/1/2043	13,865	14,555
New York NY GO	5.000%	8/1/2043	20,690	21,748
New York NY GO	5.000%	8/1/2043	1,000	1,084
New York NY GO	5.000%	8/1/2043	1,700	1,883
New York NY GO	5.000%	9/1/2043	3,620	3,963
New York NY GO	5.000%	10/1/2043	11,005	11,578
New York NY GO	5.000%	10/1/2043	5,000	5,524
New York NY GO	5.250%	10/1/2043	1,000	1,093
New York NY GO	5.000%	2/1/2044	2,835	3,090
New York NY GO	5.000%	3/1/2044	4,785	4,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	4/1/2044	1,725	1,861
	New York NY GO	5.250%	4/1/2044	5,825	6,344
	New York NY GO	5.500%	5/1/2044	2,250	2,459
	New York NY GO	5.000%	8/1/2044	7,590	8,147
	New York NY GO	5.000%	8/1/2044	3,600	3,938
	New York NY GO	5.000%	10/1/2044	3,100	3,383
	New York NY GO	5.000%	12/1/2044	4,465	4,631
	New York NY GO	5.250%	2/1/2045	2,930	3,227
	New York NY GO	3.000%	3/1/2045	4,880	3,990
	New York NY GO	5.000%	3/1/2045	3,000	3,204
	New York NY GO	4.000%	4/1/2045	5,040	4,942
	New York NY GO	4.000%	4/1/2045	5,000	4,902
	New York NY GO	5.500%	5/1/2045	4,025	4,359
	New York NY GO	5.000%	8/1/2045	5,000	5,318
	New York NY GO	5.000%	8/1/2045	1,500	1,612
	New York NY GO	5.000%	8/1/2045	1,795	1,941
	New York NY GO	5.250%	9/1/2045	5,000	5,466
	New York NY GO	5.500%	5/1/2046	4,000	4,303
	New York NY GO	5.000%	8/1/2046	2,500	2,639
	New York NY GO	4.000%	9/1/2046	14,045	13,542
	New York NY GO	4.000%	3/1/2047	3,580	3,419
	New York NY GO	5.250%	3/1/2047	1,000	1,070
	New York NY GO	5.250%	4/1/2047	12,840	13,652
	New York NY GO	5.000%	8/1/2047	6,000	6,288
	New York NY GO	5.000%	8/1/2047	5,000	5,280
	New York NY GO	5.250%	10/1/2047	15,735	16,659
	New York NY GO	5.250%	2/1/2048	12,315	13,224
	New York NY GO	5.250%	3/1/2048	3,000	3,194
	New York NY GO	5.500%	4/1/2048	5,000	5,421
	New York NY GO	5.000%	8/1/2048	5,000	5,217
	New York NY GO	5.000%	9/1/2048	6,335	6,644
	New York NY GO	5.250%	3/1/2049	615	653
	New York NY GO	5.500%	4/1/2049	7,000	7,568
	New York NY GO	5.250%	2/1/2050	9,255	9,872
	New York NY GO	4.000%	3/1/2050	2,000	1,860
	New York NY GO	4.000%	4/1/2050	3,000	2,815
	New York NY GO	4.000%	8/1/2050	4,010	3,728
	New York NY GO	5.000%	8/1/2050	5,000	5,232
	New York NY GO	5.250%	9/1/2050	5,000	5,307
	New York NY GO	5.000%	8/1/2051	1,715	1,774
	New York NY GO	5.250%	10/1/2051	12,935	13,774
	New York NY GO	4.000%	9/1/2052	10,000	9,288
	New York NY GO	5.250%	2/1/2053	9,830	10,419
	New York NY GO	5.250%	3/1/2053	4,000	4,210
	New York NY GO	4.125%	8/1/2053	6,150	5,777
	New York NY GO	5.000%	8/1/2053	5,000	5,197
	New York NY GO	5.250%	8/1/2053	5,320	5,652
	New York NY GO	4.125%	3/1/2054	2,325	2,178
	New York NY GO	5.250%	4/1/2054	6,245	6,569
	New York NY GO	5.000%	8/1/2054	7,525	7,789
	New York NY GO	5.250%	10/1/2055	6,000	6,352
[5]	New York NY GO VRDO	1.900%	3/2/2026	3,950	3,950
[5]	New York NY GO VRDO	1.950%	3/2/2026	900	900
	New York NY GO VRDO	2.000%	3/2/2026	1,650	1,650
[5]	New York NY GO VRDO	2.000%	3/2/2026	2,865	2,865
	New York NY GO VRDO	1.750%	3/5/2026	7,650	7,650
[5]	New York NY GO VRDO	1.880%	3/5/2026	375	375
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2043	1,000	1,102
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	12,065	11,451
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	16,605	15,560
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	8,100	6,018
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	4,305	3,970
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2048	5,000	5,308
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	3,000	2,838
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2053	5,000	5,262
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2058	11,670	12,331
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	5,000	4,621
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2063	5,000	5,266
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2036	675	709
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	350	360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	140	140
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	300	315
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	450	480
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2029	1,545	1,636
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2030	700	764
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,915	1,919
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	300	325
[8]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2030	1,040	1,109
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2030	2,200	2,362
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2031	1,410	1,551
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2031	915	1,017
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	3,000	3,006
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	350	385
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2032	1,945	2,166
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2032	1,395	1,573
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	6,080	6,092
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	325	361
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,647
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2033	900	1,026
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,145	1,298
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	900	1,036
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2035	1,255	1,435
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	570	587
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	225	237
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,945	1,948
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2036	1,800	2,041
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2036	200	193
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	2,000	2,050
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	300	312
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	3,440	3,689
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,000	1,091
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	5,000	6,079
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	3,000	3,593
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2037	1,875	2,109
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,020	1,041
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	505	515
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	325	336
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,555	1,607
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,550	1,606
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	6,680	7,111
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	225	243
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	815	906
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	3,655	4,399
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2038	1,900	2,119
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	405	411
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	600	616
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	2,000	2,058
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	830	895
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,610	1,777
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,035	1,173
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2038	5,000	5,893
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	14,250	14,899
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2039	1,560	1,730
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,615	1,700
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,650	1,808
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	785	837
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	2,135	2,243
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	760	823
[9]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	4,910	5,890
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2041	500	535
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2041	1,160	1,262
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	1,545	1,551
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	2,085	2,239
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,000	1,147
[2]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,000	1,135
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2042	1,725	1,859
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2042	2,790	2,475
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2042	2,350	2,397
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	7,120	7,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	300	313
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,000	1,061
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,005	1,060
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	3,140	3,563
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2042	1,000	1,032
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2043	1,725	1,841
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	1,435	1,510
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	5,035	5,657
[2]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2043	1,000	1,127
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2044	1,550	1,640
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	6,825	6,547
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	1,650	1,722
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2044	1,000	1,104
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	5,000	5,452
[2]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2045	850	941
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	3,500	4,083
	New York State Dormitory Authority College & University Revenue	3.750%	7/1/2046	380	335
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	3,250	3,114
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	1,880	1,784
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2046	6,000	6,462
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2047	9,710	8,837
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2047	5,000	5,343
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	2,900	3,295
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2048	5,480	4,889
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2048	5,370	5,704
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	7,850	8,850
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	1,500	1,571
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	1,385	1,309
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	3,580	3,315
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	1,490	1,295
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2049	2,400	2,474
	New York State Dormitory Authority College & University Revenue	4.250%	7/1/2050	5,675	5,285
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	3,860	4,023
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	2,450	2,636
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	10,030	11,225
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	10,000	10,667
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	6,520	5,655
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	3,000	3,065
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	31,620	34,506
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	8,810	9,090
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,910	8,395
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	2,750	2,934
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	8,985	9,322
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2057	1,100	899
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	2,340	2,381
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	3,345	3,405
	New York State Dormitory Authority College & University Revenue VRDO	1.830%	3/5/2026	1,146	1,146
	New York State Dormitory Authority College & University Revenue VRDO	1.850%	3/5/2026	1,225	1,225
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	3,850	3,946
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,700	1,779
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,485	1,609
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	2,140	2,241
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	750	784
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	595	645
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2031	2,400	2,155
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	900	939
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	420	450
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	549
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,099
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,920	1,998
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	405	433
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	755	838
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2033	2,965	2,543
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	560	581
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	1,725	1,930
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	1,000	1,176
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,750	1,810
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	500	561
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,670	1,880
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	3,800	3,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,415	1,575
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	5,570	5,445
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	1,960	1,922
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2037	1,820	2,092
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	500	485
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	750	731
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,094
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2038	1,350	1,295
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	750	843
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,395	1,555
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	1,150	1,175
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2039	3,700	3,518
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	1,465	1,614
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	650	558
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	500	460
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2040	500	560
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	1,150	1,267
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,085	1,187
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2042	500	569
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2042	2,415	2,645
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2042	600	658
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	1,455	1,568
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	500	561
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,000	1,069
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	350	387
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	11,275	10,775
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,000	4,101
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	1,500	1,332
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2047	1,575	1,655
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	4,565	3,510
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	5,000	3,888
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2050	5,000	3,718
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	12,000	10,911
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	8,425	8,493
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2050	5,000	3,580
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	5,000	4,312
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	12,000	11,159
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2052	6,480	6,004
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	7,740	6,861
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	12,500	11,194
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/2054	6,000	6,242
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	12,145	12,993
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	3,000	3,204
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	2,905	3,248
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.950%	3/2/2026	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	5,000	5,303
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	2,500	2,568
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	7,065	7,474
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	10,000	10,195
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	1,000	1,161
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	3,100	2,814
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	2,600	2,643
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,500	2,729
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	2,000	2,014
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	7,020	7,081
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	715	721
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	1,310	1,485
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	3,595	3,962
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	5,000	5,564
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,555	1,739
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2044	1,750	1,722
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	7,000	6,904
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	1,405	1,529
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	4,810	4,670
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	9,685	9,276
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	23,145	24,340
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	3,500	3,631
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	3,000	3,197
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	10,865	10,368
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	5,000	4,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	5,000	5,323
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2047	5,000	5,455
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	4,315	3,263
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	14,125	13,328
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	5,000	4,718
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	1,360	1,015
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	10,000	10,597
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2053	17,000	17,725
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	11,155	12,146
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	11,005	11,463
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	5,180	5,391
[3]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.070%	3/2/2026	650	650
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5,095	5,163
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2028	10	11
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,285	1,363
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/2034	1,290	1,373
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	1,175	1,249
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	11,635	13,664
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	2,735	3,178
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,000	1,120
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	2,200	2,527
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	5,000	5,333
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	525	583
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	600	663
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	5,000	5,290
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	475	519
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	2,000	2,017
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	325	351
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	5,000	5,288
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2044	325	347
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2049	4,665	4,409
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/2052	3,435	3,257
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.000%	10/1/2034	1,125	1,169
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	4,160	4,548
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2040	1,000	1,093
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2041	1,950	2,117
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	835	900
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2043	505	540
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/2031	5,000	5,239
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	5,260	5,327
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2044	710	747
	New York State Dormitory Authority Lease (Appropriation) Revenue (Master Boces Lease Program)	5.000%	8/15/2042	850	940
	New York State Dormitory Authority Lease (Appropriation) Revenue (Master Boces Lease Program)	5.000%	8/15/2043	760	832
[2]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/2028	5	5
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2037	800	836
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2043	1,260	1,313
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2048	2,200	2,314
	New York State Dormitory Authority Private Schools Revenue	5.000%	7/1/2033	1,650	1,735
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	400	424
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	300	321
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	5,000	5,268
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,000	1,026
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	6,700	7,044
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,000	2,098
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,233
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	4,500	4,760
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5,000	5,224
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	1,250	1,319
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5,000	5,224
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	1,900	2,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	3,395	3,469
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	6,500	6,628
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	1,195	1,243
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	5,000	5,624
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	1,605	1,834
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	4,085	4,158
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	12,700	13,175
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	1,005	1,133
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	17,315	17,917
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	4,000	4,381
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,755	1,947
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	2,500	2,732
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	5,650	6,078
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	4,445	4,681
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	5,000	5,287
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	2,500	2,693
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	5,000	5,248
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	6,275	6,560
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	15,000	15,696
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	1,210	1,264
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,250	1,310
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,205	1,263
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,400	1,467
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/2034	10,715	11,316
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/2051	1,500	1,444
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2036	1,000	1,035
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	16,310	16,676
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	5,000	5,337
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	5,000	5,398
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2053	5,000	5,257
	New York State Housing Finance Agency Income Tax Revenue	5.000%	12/15/2044	4,950	5,206
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	420	422
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	1,245	1,254
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	345	349
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/2031	1,015	1,022
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/2033	2,340	2,358
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2034	1,250	1,178
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2036	4,145	4,327
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	11/1/2038	400	418
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2039	745	673
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/2039	950	950
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/2039	1,765	1,768
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/2040	4,300	3,571
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2040	1,535	1,495
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.268%	7/1/2041	7,000	5,302
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/2042	600	623
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/2043	1,945	2,014
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2044	1,485	1,280
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/2044	1,275	1,116
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/2045	4,990	3,688
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/2046	2,545	1,870
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/2046	3,955	2,893
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2046	2,000	1,479
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	11/1/2046	470	382
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2048	2,435	2,201
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2048	1,480	1,338
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/2048	1,345	1,221
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2049	13,755	11,070
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2049	5,000	4,111
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/2049	2,560	2,349
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/2049	2,075	1,904
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/2050	1,000	684
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2051	1,230	839
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	3,790	2,617
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2052	3,395	2,543
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2054	2,895	1,875
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2054	1,500	972
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/2054	4,000	2,981
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2056	1,870	1,250
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/2056	3,840	2,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/2057	3,000	2,853
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2061	1,500	1,039
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	1,670	1,630
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	2,375	2,373
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	2,080	2,081
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	3,640	3,649
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	1,710	1,727
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	4,375	4,399
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	12,000	12,087
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	1,060	1,071
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	9,800	9,805
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	10,980	10,999
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	1,495	1,504
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	1,725	1,749
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	5,630	5,666
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	1,375	1,387
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	3,705	3,744
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	5,300	5,368
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	1,455	1,497
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	3,755	3,863
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	18,990	19,457
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.900%	3/4/2026	6,500	6,500
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.050%	3/4/2026	9,600	9,600
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.140%	3/4/2026	1,900	1,900
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	2,185	2,288
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	3,100	3,238
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	1,750	1,800
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	2,990	3,034
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,000	1,122
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,500	1,710
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	1,790	1,987
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,495	1,639
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	2,810	2,726
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	3,575	3,496
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,000	3,910
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	425	340
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	1,535	1,207
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2046	3,790	3,645
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	1,320	1,428
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2047	1,280	1,370
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	5,000	4,677
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2048	4,800	5,103
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	5,000	3,824
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	4,120	4,367
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	18,445	16,795
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	2,000	1,491
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2051	5,335	5,615
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	3,705	2,722
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	2,585	1,878
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	11,170	10,018
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2054	7,035	7,501
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2056	7,260	7,597
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	5,565	5,952
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	860	948
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	6,000	6,698
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2050	3,635	3,437
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	13,910	14,530
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,000	5,212
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	3,920	3,691
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	5,255	5,473
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	10,200	10,331
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	5,165	5,028
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	9,830	9,465
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	550	509
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2029	1,210	1,321
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	1,000	1,113
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	505	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2039	3,940	3,965
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	4,000	4,007
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	3,295	3,295
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	5,000	4,950
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/2052	3,795	3,183
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/2039	1,250	1,101
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	1,000	1,030
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	1,000	1,025
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,000	3,491
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2028	450	451
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	475	476
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2030	450	451
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	690	753
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	250	269
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2032	510	527
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	265	284
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2033	540	557
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	575	576
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	605	644
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2034	565	582
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2034	330	339
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2034	585	621
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2035	595	612
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2035	635	636
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2035	820	868
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2036	625	641
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2036	435	441
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2036	350	355
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2037	355	363
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2037	790	796
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2038	285	291
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2038	730	732
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2038	500	502
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2039	350	349
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2039	950	948
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2040	600	589
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2041	470	453
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2042	1,055	1,000
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2043	1,000	1,010
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2046	1,400	1,411
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2039	500	586
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2042	305	354
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2044	455	516
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	8,470	9,310
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/2031	4,085	3,949
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	8/1/2044	1,000	969
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2043	17,115	18,091
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	5,460	5,153
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2035	1,140	1,161
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2036	1,475	1,500
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2040	2,200	2,225
	Onondaga County Water Authority Water Revenue	2.500%	9/15/2051	1,510	967
	Orange County NY GO	3.000%	6/15/2034	3,535	3,535
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2035	4,275	4,456
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2036	800	962
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	3,400	3,537
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	5,110	6,072
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2038	1,800	2,123
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	2,565	3,048
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	2,345	2,515
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,000	1,149
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	1,085	1,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2040	1,000	1,135
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	1,000	1,139
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	3,325	3,703
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	1,075	1,212
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	1,125	1,270
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,890	3,305
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2042	800	896
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	4,000	4,416
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,000	1,116
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2043	725	823
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	1,000	1,118
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2043	1,000	1,131
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	1,690	1,873
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	1,250	1,379
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	1,905	2,127
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	1,270	1,393
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2045	1,000	1,093
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	2,130	2,351
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2046	1,750	1,890
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2047	1,460	1,584
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	6,000	6,496
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2048	1,855	1,999
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	4,000	4,250
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	3,000	3,189
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	4,300	4,560
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2051	1,500	1,593
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	5,000	5,326
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	6,830	7,181
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	7,725	8,109
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	2,800	3,015
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	10,710	11,544
	Riverhead Industrial Development Agency Local or Guaranteed Housing Revenue	4.500%	2/1/2041	4,655	4,945
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,089
[2]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	1,250	1,410
[2]	Rockland County NY GO	3.000%	6/15/2032	2,815	2,824
	Rockland County NY GO	4.000%	4/1/2035	385	405
	Rockland County NY GO	4.000%	4/1/2036	410	429
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2038	610	575
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/2038	1,440	1,485
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2039	2,635	2,442
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2040	2,110	1,919
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2038	475	555
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2039	615	712
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2040	700	803
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2047	2,260	2,408
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/2052	1,000	1,039
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.000%	1/1/2040	800	895
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.000%	1/1/2045	1,000	1,062
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.250%	1/1/2050	1,100	1,164
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	3,220	3,426
[2]	Schenectady NY GO	3.000%	5/1/2031	635	637
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2029	100	104
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2030	75	79
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2030	285	300
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2032	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2032	265	281
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2033	100	105
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2033	250	263
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2034	150	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2034	250	262
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,508
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,000	3,013
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	720	748
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	120	125
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,000	1,041
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	170	177
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,040	3,132
[2]	Suffolk County NY GO	3.000%	6/15/2031	250	250
	Suffolk Regional Off-Track Betting Co. Casinos Parimutuel Betting Revenue	5.750%	12/1/2044	2,500	2,582
	Suffolk Regional Off-Track Betting Co. Casinos Parimutuel Betting Revenue	6.000%	12/1/2053	9,100	9,310
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,425	2,433
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,750	3,722
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,815	2,766
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,250	1,222
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,915	3,762
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2041	3,940	3,736
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	13,985	11,842
	Syosset Central School District GO	2.000%	12/15/2034	1,000	890
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	5.000%	7/1/2029	300	300
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2036	2,500	1,759
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2039	1,500	910
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	5,300	5,665
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	5,000	5,339
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	2,705	2,455
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,761
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	5,500	4,694
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	3,510	2,913
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	235	194
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	5,000	5,334
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,175	1,314
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,410	1,482
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	2,110	2,376
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	5,960	6,102
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	11,130	11,503
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,000	1,108
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	575	623
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,105	1,246
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,000	5,179
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,985	6,246
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	1,000	1,095
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	3,000	3,344
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,420	3,530
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,500	3,798
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,000	3,277
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,000	3,302
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	3,000	3,240
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	3,000	3,265
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	3,560	2,725
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2048	455	425
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	8,425	8,860
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2050	8,990	9,678
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	1,600	1,467
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	4,785	5,251
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	6,615	5,998
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	8,160	7,399
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	3,980	4,261
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	17,260	18,432
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	8,700	9,320
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/2033	5,000	4,073
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2037	2,445	2,585
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	1,880	2,176
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	2,600	2,978
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	2,235	2,505
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2041	1,500	1,705
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	3,000	3,262
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	6,535	7,364
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	3,925	4,229
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	1,500	1,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	4,070	4,391
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	2,405	2,347
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	2,520	2,455
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	1,410	1,479
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	1,500	1,600
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	5,000	5,401
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	5,000	5,239
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	2,500	1,606
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	6,000	4,464
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	12,760	11,810
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	5,000	4,646
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	14,305	14,995
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	2,795	2,571
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	6,000	6,361
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	15,065	16,066
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2056	520	478
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	25,360	27,291
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	2,655	2,653
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	6,425	6,252
[2,3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	2.000%	3/2/2026	8,000	8,000
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	2.000%	3/2/2026	2,630	2,630
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	2.030%	3/2/2026	21,875	21,875
[10]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.509%	4/1/2026	2,000	2,001
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2046	3,795	4,049
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	11,640	10,996
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	4,810	5,044
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	1,095	1,018
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	2,000	2,115
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	5,000	4,705
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2054	1,400	1,290
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	2,000	2,078
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	5,000	4,566
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	2,000	2,111
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	10,000	9,493
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	4,805	5,039
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	5,835	6,144
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	2,000	2,103
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	5,000	4,573
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	19,545	20,525
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	1,000	1,037
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	150	156
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2028	1,000	1,061
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2028	275	292
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2030	470	499
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2031	235	246
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2032	365	380
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2033	100	104
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2034	810	839
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2034	1,200	1,306
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2035	585	603
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2036	1,520	1,561
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	4,725	4,752
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,880	6,035
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	5,015	5,148
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	7,285	7,453
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,865	2,920
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	5,000	5,093
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2034	16,000	16,265
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	4,965	5,043
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2036	2,900	2,941
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	1,000	1,141
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	3,000	3,530
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	4,280	4,923
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	1,000	1,172
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2042	2,000	2,279
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2043	2,275	2,557
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2043	3,000	3,431
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2044	3,145	3,489
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	1,880	2,055
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	1,040	1,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2046	1,255	1,374
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2047	2,000	2,171
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2053	2,000	2,111
	Webster Central NY School District GO	2.000%	6/15/2033	1,180	1,071
	Webster Central NY School District GO	2.000%	6/15/2034	1,265	1,126
	Westbury Union Free School District GO	2.000%	12/15/2031	3,600	3,365
	Westbury Union Free School District GO	2.000%	12/15/2032	3,670	3,380
	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue PUT	4.300%	5/1/2041	4,925	5,055
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	590	594
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	490	503
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,410	1,410
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	445	459
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,450	1,450
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	516
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	2,150	2,150
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	200	206
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	11,670	10,218
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/2048	2,420	2,639
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/2049	4,170	4,535
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	2,805	2,888
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	2,250	2,528
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	2,500	2,109
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	6,500	5,956
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/2035	4,935	5,522
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/2038	4,650	5,097
[3,11]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2045	285	294
[3,11]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.375%	12/1/2055	430	442
[3,11]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.500%	12/1/2065	1,905	1,962
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2028	550	559
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2037	1,250	1,261
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2042	2,715	2,727
	Westchester County NY GO	2.000%	10/15/2034	2,685	2,429
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/2030	195	195
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	2,329	2,298
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,500	2,562
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/2039	845	821
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/2046	3,500	3,345
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/2051	2,135	1,957
	White Plains City School District GO	2.375%	5/15/2031	3,865	3,716
	White Plains City School District GO	2.500%	5/15/2032	1,070	1,028
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	4.000%	10/15/2029	490	492
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/2039	1,000	1,013
[2]	Yonkers NY GO	5.000%	2/1/2040	700	791
[2]	Yonkers NY GO	5.000%	2/1/2040	300	339
[2]	Yonkers NY GO	5.000%	2/1/2041	500	561
[2]	Yonkers NY GO	5.000%	2/1/2041	375	421
[2]	Yonkers NY GO	5.000%	2/1/2042	410	456
[2]	Yonkers NY GO	5.000%	2/1/2043	570	626
[2]	Yonkers NY GO	5.000%	2/1/2044	500	543
					5,749,686
American Samoa (0.0%)
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	236
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	288
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	250	270
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2034	335	362
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2035	415	449
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
					1,706
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	140	159
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	100	112
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	185	207
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	170	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	4,005	4,206
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	400	453
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	235	268
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	240	245
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	225	254
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	5,980	6,162
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	399
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	110	115
					12,772
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	8,373	8,568
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	8,418	8,992
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	6,667	7,405
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	4,360	3,223
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	5,704	5,837
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	4,360	4,432
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	1,548	1,550
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,790	1,908
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,320	1,399
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	250	265
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	3,110	3,317
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	550	575
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	415	433
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	261
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	140	147
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,380	3,278
	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue	0.000%	7/1/2031	80	67
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	2,348	2,254
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,256	1,132
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,476	2,081
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	1,526	1,184
					58,308
Virgin Islands (0.1%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	1,000	1,150
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,930	2,212
					3,362
Total Tax-Exempt Municipal Bonds (Cost $5,787,207)					5,825,834

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	7,861	5,365
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	3,025	2,095
Total Taxable Municipal Bonds (Cost $6,646)				7,460
Total Investments (98.8%) (Cost $5,793,853)				5,833,294
Other Assets and Liabilities—Net (1.2%)				68,170
Net Assets (100%)				5,901,464
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $244,859, representing 4.1% of net assets.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Securities with a value of $807 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	122	25,531	29
5-Year U.S. Treasury Note	June 2026	196	21,588	78
Ultra 10-Year U.S. Treasury Note	June 2026	256	29,884	303
				410

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2026	(142)	(17,266)	(236)
				174

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
3/11/2026	JPMC	4,250	Buy	30-Year MMD AAA General Obligation Scale	4.340%	(141)	—	(141)
4/16/2026	RBC	11,850	Buy	5-Year MMD AAA General Obligation Scale	3.500%	745	745	—
4/22/2026	RBC	930	Buy	5-Year MMD AAA General Obligation Scale	3.460%	56	56	—
4/22/2026	MSBNA	690	Buy	5-Year MMD AAA General Obligation Scale	3.460%	42	42	—
4/23/2026	JPMC	2,430	Buy	5-Year MMD AAA General Obligation Scale	3.380%	136	136	—
4/28/2026	WFB	2,180	Buy	30-Year MMD AAA General Obligation Scale	4.360%	(148)	—	(148)
4/28/2026	JPMC	1,921	Buy	30-Year MMD AAA General Obligation Scale	4.360%	(130)	—	(130)
4/28/2026	MSBNA	1,540	Buy	30-Year MMD AAA General Obligation Scale	4.700%	144	144	—
4/28/2026	JPMC	1,025	Buy	30-Year MMD AAA General Obligation Scale	4.700%	96	96	—
4/29/2026	RBC	1,538	Buy	30-Year MMD AAA General Obligation Scale	4.650%	128	128	—
5/1/2026	BANA	1,275	Buy	10-Year MMD AAA General Obligation Scale	3.620%	123	123	—
5/6/2026	RBC	415	Buy	10-Year MMD AAA General Obligation Scale	3.620%	39	39	—
5/6/2026	MSBNA	380	Buy	10-Year MMD AAA General Obligation Scale	3.640%	37	37	—
5/19/2026	RBC	672	Buy	15-Year MMD AAA General Obligation Scale	4.060%	71	71	—
5/19/2026	MSBNA	612	Buy	15-Year MMD AAA General Obligation Scale	4.060%	64	64	—
6/9/2026	MSBNA	10,000	Buy	10-Year MMD AAA General Obligation Scale	3.710%	969	969	—
7/29/2026	RBC	5,000	Buy	30-Year MMD AAA General Obligation Scale	4.830%	533	533	—
8/20/2026	RBC	2,970	Buy	5-Year MMD AAA General Obligation Scale	2.790%	55	55	—
8/20/2026	MSBNA	1,660	Buy	5-Year MMD AAA General Obligation Scale	2.840%	35	35	—
						2,854	3,273	(419)
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
WFB—Wells Fargo Bank N.A.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $2,279 in connection with open over-the-counter municipal market rate lock contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,825,834	—	5,825,834
Taxable Municipal Bonds	—	7,460	—	7,460
Total	—	5,833,294	—	5,833,294
Derivative Financial Instruments
Assets
Futures Contracts[1]	410	—	—	410
Swap Contracts	—	3,273	—	3,273
Total	410	3,273	—	3,683
Liabilities
Futures Contracts[1]	(236)	—	—	(236)
Swap Contracts	—	(419)	—	(419)
Total	(236)	(419)	—	(655)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.